CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 5,553	$ 97
Prepaid rent (Note 10)	5,075
Total Current Assets	10,628	97
Property and Equipment, net (Note 3)	213,177	3,328
Total Assets	223,805	3,425
Current Liabilities
Accounts payable	375,951	313,261
Accrued liabilities	286,867	278,288
Due to related party (Note 4)	249,703	97,945
Advances received (Note 7)	674,500
Convertible notes payable (Note 6)	500,000	608,000
Notes payable (Note 5)		62,004
Total Current Liabilities	2,087,021	1,359,498
Convertible notes payable (Note 6)	6,843	20,000
Total Liabilities	2,093,864	1,379,498
Going Concern (Note 1)
Commitments (Note 10)
Subsequent Events (Note 13)
Stockholders' Deficit:
Preferred stock, $0.001 par value, 10,000,000 shares authorized; 2,500 issued and outstanding as of December 31, 2013	50,000
Common stock, $0.001 par value, 800,000,000 shares authorized; 126,970 and 30,000 issued and outstanding as of December 31, 2013 and 2012 (Note 8)	128	1
Stock issuable	1,451,838
Additional paid in capital	325,314
Deficit accumulated during development stage	(3,697,339)	(1,376,074)
Total Stockholders' Deficit	(1,870,059)	(1,376,073)
Total Liabilities and Stockholders' Deficit	$ 223,805	$ 3,425